January 25, 2013

Orinda SkyView Multi-manager hedged equity Fund

A series of Advisors Series Trust

Class A
Class I

Supplement to the Summary Prospectus dated July 23, 2012
and Prospectus dated June 28, 2012,
as supplemented July 23, 2012

Effective March 1, 2013, Mr. Lawrence E. Epstein will no longer serve as portfolio manager to the Fund.  Thereafter, please disregard all references to Mr. Epstein in the Summary Prospectus and Prospectus.

Effective March 1, 2013, Mr. Craig Kirkpatrick will serve as portfolio manager to the Fund.  Henceforth, the “Management” section on page 4 of the Fund’s Summary Prospectus and page 5 of the Fund’s Prospectus will be deleted and replaced with the following:

Management

Investment Adviser	Portfolio Manager	Managed the Fund Since:
Orinda Asset Management, LLC	Craig Kirkpatrick, Managing Partner, President	2013
Lead Sub-Adviser	Portfolio Managers	Managed the Fund Since:
SkyView Investment Advisors, LLC	Steven J. Turi, Managing Partner, CIO Lawrence P. Chiarello, Partner, PM Hilde Hovnanian, CFA, Partner, PM	2011 2011 2011
Sub-Advisers	Portfolio Managers	Managed the Fund Since:
Aria Partners GP, LLC	Edward Latessa, Jr., Partner, PM Dana Messina, Founder, Partner	2011 2011

GRT Capital Partners, LLC	Edmund D. Kellogg, CFA, PM	2011

OMT Capital Management, LLC	Thomas Henwood, CIO Josh Wilson, Co-PM Paul Sagara, Co-PM	2011 2011 2011

M.A. Weatherbie & Co., Inc.	Joshua Bennett, CFA, Principal, PM Daniel Brazeau, CFA, Principal, PM Mark Militello, CFA, Co-Lead PM H. George Dai, Co-Lead PM	2011 2011 2011 2011

Connective Capital Management, LLC	Rob Romero, CEO, PM	2012

Additionally, the section titled “The Adviser’s Portfolio Manager” on page 15 of the Prospectus will be deleted and replaced with the following:

The Adviser’s Portfolio Manager
Mr. Craig Kirkpatrick, Managing Partner and President of the Adviser, is the portfolio manager responsible for the overall management of the Fund. Mr. Kirkpatrick brings 25 years experience in the financial services industry to the Adviser.  Prior to co-founding the Adviser in 2010, he was one of the founding partners of Kensington Investment Group, an investment advisory firm specializing in global real estate and infrastructure mutual funds from 1994 to 2009.  While at Kensington, Mr. Kirkpatrick served as a member of the firm’s executive committee responsible for overall business strategy, and the investment committee which was responsible for the firm’s investment policy and global portfolio management process.  In addition, he was managing director of the Capital Markets Group responsible for the distribution of the firm’s investment products, overseeing marketing and business development. Prior to forming Kensington in 1994, Mr. Kirkpatrick was employed at Liquidity Fund Investment Corporation where he was a senior analyst responsible for the research and trading of over 300 illiquid real estate securities. Mr. Kirkpatrick began his career in the finance department at Crocker Bank, acting as a liaison between the Finance and World Banking Divisions. Mr. Kirkpatrick received a Bachelor of Science in Finance from the Business School at the University of California, Berkeley in 1984.

*   *   *   *   *

Please retain this Supplement with your
Summary Prospectus and Prospectus for future reference.

2

January 25, 2013

Orinda SkyView Multi-manager hedged equity Fund

A series of Advisors Series Trust

Class A
Class I

Supplement to the
Statement of Additional Information (“SAI”)
dated June 28, 2012, as supplemented July 23, 2012

Effective March 1, 2013, Mr. Lawrence E. Epstein will no longer serve as portfolio manager to the Fund.  Thereafter, please disregard all references to Mr. Epstein in the SAI.

Effective March 1, 2013, Mr. Craig Kirkpatrick will serve as portfolio manager to the Fund.  Henceforth, the first paragraph of the section titled “Portfolio Managers” beginning on page 34 of the SAI, and the chart following the first paragraph, will be deleted and replaced with the following:

Mr. Craig Kirkpatrick is the Adviser’s portfolio manager principally responsible for the oversight of the Sub-Advisers in their day-to-day management of the Fund’s portfolio.  The following table shows the number of other accounts managed by Mr. Kirkpatrick and the total assets in the accounts managed within various categories as of December 31, 2012.

Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Additionally, the sub-sections titled “Orinda – Material Conflicts of Interest” and “Orinda – Compensation” on page 35 of the SAI will be deleted and replaced with the following:

Orinda – Material Conflicts of Interest.
The Orinda SkyView Macro Opportunities Fund is the only other account to which Mr. Kirkpatrick provides investment advisory services.  There will be no material conflicts of interest as it relates to allocation of investment opportunities between the Fund and the Orinda SkyView Macro Opportunities Fund as the investment strategies are different.  Mr. Kirkpatrick is a Partner of the Adviser and as such, any management fees paid by the Funds contribute to the overall profit/loss of the Adviser which poses an inherent conflict of interest based upon this relationship.

Orinda – Compensation.
Mr. Kirkpatrick is a principal of Orinda and as such is compensated with a fixed salary, participation in Orinda’s retirement plan and he also is an equity partner in Orinda Investment Partners, LLC, which is the 84.28% owner of Orinda.

Additionally, the following sentence is added to the end of the section titled “Securities Owned in the Fund by the Portfolio Managers” on page 37 of the SAI:

As of December 31, 2012, Mr. Kirkpatrick owned shares of the Fund in an amount between $100,001 and $500,000.

*   *   *   *   *

Please retain this Supplement with your SAI for future reference.

2

January 25, 2013

Orinda SkyView Macro Opportunities Fund

A series of Advisors Series Trust

Class A
Class I

Supplement to the Summary Prospectus and Prospectus dated April 30, 2012, as supplemented September 28, 2012

Effective March 1, 2013, Mr. Lawrence E. Epstein will no longer serve as portfolio manager to the Fund.  Thereafter, please disregard all references to Mr. Epstein in the Summary Prospectus and Prospectus.

Effective March 1, 2013, Mr. Craig Kirkpatrick will serve as portfolio manager to the Fund.  Henceforth, the “Management” section on page 6 of the Fund’s Summary Prospectus and page 7 of the Fund’s Prospectus will be deleted and replaced with the following:

Management

Investment Adviser	Portfolio Manager	Managed the Fund Since:
Orinda Asset Management, LLC	Craig Kirkpatrick, Managing Partner, President	2013
Lead Sub-Adviser	Portfolio Managers	Managed the Fund Since:
SkyView Investment Advisors, LLC	Steven J. Turi, Managing Partner, CIO Lawrence P. Chiarello, Partner, PM Hilde J. Hovnanian, CFA, Partner, PM	2012 2012 2012
Sub-Advisers	Portfolio Managers	Managed the Fund Since:
2100 Xenon Group, LLC	Jay R. Feuerstein, CEO, CIO	2012

Battenkill Capital Management, Inc.	Richard E. Franzen, Director	2012

Crescat Portfolio Management, LLC	Kevin C. Smith, CIO	2012

Sunrise Capital Partners, LLC	Gary Davis, Partner Richard Slaughter, Partner	2012 2012

Covenant Financial Services, LLC	Stephen E. Shafer, CIO	2012

Additionally, the section titled “The Adviser’s Portfolio Manager” on page 18 of the Prospectus will be deleted and replaced with the following:

The Adviser’s Portfolio Manager
Mr. Craig Kirkpatrick, Managing Partner and President of the Adviser, is the portfolio manager responsible for the overall management of the Fund. Mr. Kirkpatrick brings 25 years experience in the financial services industry to the Adviser.  Prior to co-founding the Adviser in 2010, he was one of the founding partners of Kensington Investment Group, an investment advisory firm specializing in global real estate and infrastructure mutual funds from 1994 to 2009.  While at Kensington, Mr. Kirkpatrick served as a member of the firm’s executive committee responsible for overall business strategy, and the investment committee which was responsible for the firm’s investment policy and global portfolio management process.  In addition, he was managing director of the Capital Markets Group responsible for the distribution of the firm’s investment products, overseeing marketing and business development. Prior to forming Kensington in 1994, Mr. Kirkpatrick was employed at Liquidity Fund Investment Corporation where he was a senior analyst responsible for the research and trading of over 300 illiquid real estate securities. Mr. Kirkpatrick began his career in the finance department at Crocker Bank, acting as a liaison between the Finance and World Banking Divisions. Mr. Kirkpatrick received a Bachelor of Science in Finance from the Business School at the University of California, Berkeley in 1984.

*   *   *   *   *

Please retain this Supplement with your
Summary Prospectus and Prospectus for future reference.

2

January 25, 2013
Orinda SkyView Macro Opportunities Fund

A series of Advisors Series Trust

Class A
Class I

Supplement to the
Statement of Additional Information (“SAI”)
dated April 30, 2012, as supplemented September 28, 2012

Effective March 1, 2013, Mr. Lawrence E. Epstein will no longer serve as portfolio manager to the Fund.  Thereafter, please disregard all references to Mr. Epstein in the SAI.

Effective March 1, 2013, Mr. Craig Kirkpatrick will serve as portfolio manager to the Fund.  Henceforth, the first paragraph of the section titled “Portfolio Managers” beginning on page 38 of the SAI, and the chart following the first paragraph, will be deleted and replaced with the following:

Mr. Craig Kirkpatrick is the Adviser’s portfolio manager principally responsible for the oversight of the Sub-Advisers in their day-to-day management of the Fund’s portfolio.  The following table shows the number of other accounts managed by Mr. Kirkpatrick and the total assets in the accounts managed within various categories as of December 31, 2012.

Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Additionally, the sub-sections titled “Orinda – Material Conflicts of Interest” and “Orinda – Compensation” on page 40 of the SAI will be deleted and replaced with the following:

Orinda – Material Conflicts of Interest.
The Orinda SkyView Multi-Manager Hedged Equity Fund is the only other account to which Mr. Kirkpatrick provides investment advisory services.  There will be no material conflicts of interest as it relates to allocation of investment opportunities between the Fund and the Orinda SkyView Multi-Manager Hedged Equity Fund as the investment strategies are different.  Mr. Kirkpatrick is a Partner of the Adviser and as such, any management fees paid by the Funds contribute to the overall profit/loss of the Adviser which poses an inherent conflict of interest based upon this relationship.

Orinda – Compensation.
Mr. Kirkpatrick is a principal of Orinda and as such is compensated with a fixed salary, participation in Orinda’s retirement plan and he also is an equity partner in Orinda Investment Partners, LLC, which is the 84.28% owner of Orinda.

Additionally, the section titled “Securities Owned in the Fund by the Portfolio Managers” on page 41 of the SAI will be deleted and replaced with the following.

Securities Owned in the Fund by the Portfolio Managers.  As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund as it had not commenced operations.  As of December 31, 2012, Mr. Kirkpatrick owned shares of the Fund in an amount between $100,001 and $500,000.

*   *   *   *   *

Please retain this Supplement with your SAI for future reference.

2